OPERATING SEGMENTS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jul. 31, 2025
Issuance of 1,500,000 common shares, no par value		$ (2,592,985)
March G L [Member]
Issuance of 1,500,000 common shares, no par value	$ 1,150,140
Common Stock [Member] | March G L [Member]
Issuance of 1,500,000 common shares, no par value	$ 45
Private Placement [Member] | March G L [Member]
Issuance of common shares	44,600
Issuance of 1,500,000 common shares, no par value	$ 1,150,140
Private Placement [Member] | Common Stock [Member] | March G L [Member]
Issuance of common shares	55,000
Issuance of 1,500,000 common shares, no par value	$ 3,001,480